Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2022
Recent Accounting Pronouncements Not Yet Adopted [Abstract]
Recent accounting pronouncements not yet adopted

Note 6. Recent accounting pronouncements not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the year ended December 31, 2022 and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

As of the issue date of these Consolidated Financial Statements, the following new and revised IFRS standards have been issued, but are not yet effective:

IFRS 17 Insurance Contracts - Effective January 1, 2023

IFRS 17 provides the first comprehensive guidance on accounting for insurance contracts under IFRS accounting standards. Its objective is to increase transparency and reduce diversity in the accounting for insurance contracts. The Group does not have insurance contracts, as such, this new standard is not applicable to the Group.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) - Effective January 1, 2023

The IASB has issued amendments to IAS 1 Presentation of Financial Statements and an update to IFRS Practice Statement 2 Making Materiality Judgements to provide further clarification on the applying the concept of materiality and to help companies provide useful accounting policy disclosures.

The key amendments to IAS 1 include:

●	requiring companies to disclose their material accounting policies rather than their significant accounting policies;

●	clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and

●	clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.

The IASB also amended IFRS Practice Statement 2 to include guidance and two additional examples on the application of materiality to accounting policy disclosures.

The Group is in the process of performing its assessment of the impacts of the new amendment and anticipate a change in the disclosure of accounting policies upon adoption. However, early adoption was not elected.

Definition of Accounting Estimate (Amendments to IAS 8) - Effective January 1, 2023

The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.

The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The distinction between the two is important because changes in accounting policies are applied retrospectively, whereas changes in accounting estimates are applied prospectively.

The Group is in the process of performing its assessment of the impacts of the amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, but does not anticipate a significant change in its accounting estimates upon adoption. However, early adoption was not elected.

Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction – Amendments to IAS 12 Income Taxes - Effective January 1, 2023

Targeted amendments to IAS 12 Income Taxes clarify how companies should account for deferred tax on transactions such as leases and decommissioning provisions.

The amendments narrow the scope of the initial recognition exemption (IRE) so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.

For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognized from the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. The Group is in the process of performing its assessment of the impacts of the new standard and anticipate a change in the recognition of deferred assets and liabilities upon adoption. However, early adoption was not elected.

Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1) - Effective January 1, 2024

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant).

The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

In addition, the amendments also indicate that a company should classify a liability as non-current if it has a right to defer settlement for at least 12 months after the reporting date. This right may be subject to a company complying with conditions (covenants) specified in a loan arrangement. Covenants with which the company must comply after the reporting date (i.e., future covenants) do not affect a liability’s classification at the reporting date. However, when non-current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Group is in the process of performing its assessment of the impacts of the new standard and anticipate a change in the classification of warrants and shares held in escrow upon adoption from non-current to current liabilities. However, early adoption was not elected.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) - Effective January 1, 2024

The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. The Group is in the process of performing its assessment of the impacts of the new standard. However, early adoption was not elected.

IFRS 10 and IAS 28 - Amendments - Sales or contributions of assets between an investor and its associate or joint venture.

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.

The amendments clarify the accounting treatment for sales or contributions of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

The effective date of the amendments has been deferred indefinitely by the IASB; however, early application of the amendments is permitted.